Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Computers and electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	3 years
Computers and electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Office furniture and lab equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	5 years
Office furniture and lab equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Nanox ARC [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	7 years
Equipment and machinery [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	5 years
Equipment and machinery [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	10 years
Production line facility [Member]
Schedule of Property and Equipment [Line Items]
Estimated Useful Lives	20 years